PROFESSIONALLY MANAGED PORTFOLIOS


November 12, 1997

Securities and Exchange Commission
450 Fifth Street, NW
Judiciary Plaza
Washington, DC 20549

Attention: Division of Investment Management

                 Re:      Professionally Managed Portfolios
               Post-Effective Amendment No. 38 to Registration
               Statement on Form N-1A filed pursuant to Rule
               485(b) under the Securities Act of 1933

                  File No. 33-12213; 811-5037

          CIK No. 0000811030

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933 (the "1933 Act"), Professionally Managed Portfolios (the "Trust") hereby certifies that:

         (1) the forms of prospectus that would have been filed pursuant to Rule 497(c) under the 1933 Act would not have differed from those contained in Post-Effective Amendment No. 38 to the Trust's Registration Statement on Form N-1A; and

         (2) the text of Post-Effective Amendment No. 38 to the Trust's Registration Statement on Form N-1A was filed electronically with the Securities and Exchange Commission on October 20, 1997.

Very truly yours,

Robin Berger, Secretary
PROFESSIONALLY MANAGED PORTFOLIOS